Segmented Information - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Product sales	$ 40,835	$ 49,530	$ 32,854
Less: royalties	(4,867)	(7,232)	(2,797)
Revenue	35,968	42,298	30,057
Expenses
Production	8,480	8,712	7,152
Transportation, blending and feedstock	9,302	9,973	6,604
Depletion, depreciation and amortization	6,413	7,353	5,724
Asset retirement obligation accretion	366	281	185
Risk management activities (commodity derivatives)	14	7	(17)
Gain on acquisitions	0	0	(478)
Income from North West Redwater Partnership	0	0	(400)
Total expenses	25,803	28,594	20,146
Earnings before taxes	10,165	13,704	9,911
Administration	452	415	366
Share-based compensation	491	804	514
Interest and other financing expense	636	549	711
Net unrealized risk management loss (gain)	12	(28)	19
Foreign exchange (gain) loss	(279)	738	(127)
Gain from investments	(56)	(196)	(141)
Current income tax expense	1,879	2,906	1,848
Deferred corporate income tax	53	(139)	399
Net earnings	8,233	10,937	7,664
Accumulated depletion and depreciation
Expenses
Recoverability charge	436	1,620
Total Segments
Revenue [abstract]
Less: royalties	(4,867)	(7,232)	(2,797)
Revenue	35,968	42,298	30,057
Expenses
Production	8,480	8,712	7,152
Transportation, blending and feedstock	9,302	9,973	6,604
Depletion, depreciation and amortization	6,413	7,353	5,724
Asset retirement obligation accretion	366	281	185
Risk management activities (commodity derivatives)	(24)	(18)	(29)
Gain on acquisitions	0	0	(478)
Income from North West Redwater Partnership	0	0	(400)
Total expenses	24,585	26,337	18,816
Earnings before taxes	11,383	15,961	11,241
Total Segments | Other Income And Revenue
Revenue [abstract]
Revenue	960	1,285	882
Total Segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	40,835	49,530	32,854
North Sea
Expenses
Recoverability charge	436	1,620
Operating segments | North America
Revenue [abstract]
Less: royalties	(2,443)	(3,918)	(1,694)
Revenue	17,317	21,985	15,387
Expenses
Production	3,617	3,754	2,963
Transportation, blending and feedstock	5,808	6,394	4,772
Depletion, depreciation and amortization	3,679	3,595	3,569
Asset retirement obligation accretion	234	171	101
Risk management activities (commodity derivatives)	(24)	(18)	(29)
Gain on acquisitions	0	0	(478)
Income from North West Redwater Partnership	0	0	0
Total expenses	13,362	13,932	10,956
Earnings before taxes	3,955	8,053	4,431
Operating segments | North America | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | North America | Other Income And Revenue
Revenue [abstract]
Revenue	10	217	119
Operating segments | North America | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	19,760	25,903	17,081
Operating segments | North Sea
Revenue [abstract]
Less: royalties	(1)	(1)	(1)
Revenue	441	635	610
Expenses
Production	342	437	383
Transportation, blending and feedstock	7	6	7
Depletion, depreciation and amortization	494	1,747	160
Asset retirement obligation accretion	46	33	21
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	889	2,223	571
Earnings before taxes	(448)	(1,588)	39
Operating segments | North Sea | Accumulated depletion and depreciation
Expenses
Recoverability charge	436	1,620
Operating segments | North Sea | Other Income And Revenue
Revenue [abstract]
Revenue	0	0	(1)
Operating segments | North Sea | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	442	636	611
Operating segments | Offshore Africa
Revenue [abstract]
Less: royalties	(57)	(71)	(21)
Revenue	580	686	437
Expenses
Production	141	114	91
Transportation, blending and feedstock	1	1	1
Depletion, depreciation and amortization	213	173	142
Asset retirement obligation accretion	8	7	6
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	363	295	240
Earnings before taxes	217	391	197
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | Offshore Africa | Other Income And Revenue
Revenue [abstract]
Revenue	9	8	7
Operating segments | Offshore Africa | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	637	757	458
Operating segments | Oil Sands Mining and Upgrading
Revenue [abstract]
Less: royalties	(2,366)	(3,242)	(1,081)
Revenue	16,300	17,711	13,025
Expenses
Production	3,989	4,076	3,414
Transportation, blending and feedstock	2,563	2,652	1,505
Depletion, depreciation and amortization	2,011	1,822	1,838
Asset retirement obligation accretion	78	70	57
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	8,641	8,620	6,814
Earnings before taxes	7,659	9,091	6,211
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | Oil Sands Mining and Upgrading | Other Income And Revenue
Revenue [abstract]
Revenue	5	149	73
Operating segments | Oil Sands Mining and Upgrading | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	18,666	20,953	14,106
Operating segments | Midstream and Refining
Revenue [abstract]
Less: royalties	0	0	0
Revenue	1,002	986	759
Expenses
Production	332	271	234
Transportation, blending and feedstock	664	691	550
Depletion, depreciation and amortization	16	16	15
Asset retirement obligation accretion	0	0	0
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	(400)
Total expenses	1,012	978	399
Earnings before taxes	(10)	8	360
Operating segments | Midstream and Refining | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Operating segments | Midstream and Refining | Other Income And Revenue
Revenue [abstract]
Revenue	926	906	681
Operating segments | Midstream and Refining | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	1,002	986	759
Non-segmented
Expenses
Total expenses	1,218	2,257	1,330
Administration	452	415	366
Share-based compensation	491	804	514
Interest and other financing expense	636	549	711
Net unrealized risk management loss (gain)	(26)	(53)	7
Foreign exchange (gain) loss	(279)	738	(127)
Gain from investments	(56)	(196)	(141)
Non-segmented | Accumulated depletion and depreciation
Expenses
Recoverability charge	0	0
Inter-segment elimination and Other
Revenue [abstract]
Less: royalties	0	0	0
Revenue	328	295	(161)
Expenses
Production	59	60	67
Transportation, blending and feedstock	259	229	(231)
Depletion, depreciation and amortization	0	0	0
Asset retirement obligation accretion	0	0	0
Risk management activities (commodity derivatives)	0	0	0
Gain on acquisitions	0	0	0
Income from North West Redwater Partnership	0	0	0
Total expenses	318	289	(164)
Earnings before taxes	10	6	3
Inter-segment elimination and Other | Other Income And Revenue
Revenue [abstract]
Revenue	10	5	3
Inter-segment elimination and Other | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	328	295	(161)
Crude Oil and NGLs | Total Segments
Revenue [abstract]
Product sales	37,300	43,009	29,256
Crude Oil and NGLs | Operating segments | North America
Revenue [abstract]
Product sales	17,375	20,755	14,478
Crude Oil and NGLs | Operating segments | North Sea
Revenue [abstract]
Product sales	435	623	607
Crude Oil and NGLs | Operating segments | Offshore Africa
Revenue [abstract]
Product sales	577	694	420
Crude Oil and NGLs | Operating segments | Oil Sands Mining and Upgrading
Revenue [abstract]
Product sales	18,661	20,804	14,033
Crude Oil and NGLs | Operating segments | Midstream and Refining
Revenue [abstract]
Product sales	76	80	78
Crude Oil and NGLs | Inter-segment elimination and Other
Revenue [abstract]
Product sales	176	53	(360)
Natural gas | Total Segments
Revenue [abstract]
Product sales	2,575	5,236	2,716
Natural gas | Operating segments | North America
Revenue [abstract]
Product sales	2,375	4,931	2,484
Natural gas | Operating segments | North Sea
Revenue [abstract]
Product sales	7	13	5
Natural gas | Operating segments | Offshore Africa
Revenue [abstract]
Product sales	51	55	31
Natural gas | Operating segments | Oil Sands Mining and Upgrading
Revenue [abstract]
Product sales	0	0	0
Natural gas | Operating segments | Midstream and Refining
Revenue [abstract]
Product sales	0	0	0
Natural gas | Inter-segment elimination and Other
Revenue [abstract]
Product sales	$ 142	$ 237	$ 196